Segment Reporting - Schedule of Significant Expense Categories and Net Loss (Details) - Chief Operating Decision Maker [Member] - USD ($)		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Segment Reporting Information [Line Items]
Sales		$ 1,057,210	$ 357,979
General and Administrative expenses (*)
Other segment items	[1]	1,033,267	(749,065)
Net loss		4,335,835	2,295,955
Payroll and payroll related [Member]
Cost of Sales (*)
Cost of Sales		195,629	100,632
Research and Development expenses (*)
Research and development expenses	[1]	606,382	697,656
Selling and Marketing expenses (*)
Selling and marketing expenses	[1]	553,843	325,710
General and Administrative expenses (*)
General and administrative expenses	[1]	343,397	229,530
Others [Member]
Cost of Sales (*)
Cost of Sales		615,564	244,673
Material, subcontractors, consultants and other [Member]
Research and Development expenses (*)
Research and development expenses	[1]	344,504	419,550
Professional services, tradeshows and others [Member]
Selling and Marketing expenses (*)
Selling and marketing expenses	[1]	499,933	407,139
Professional services, facility related and other [Member]
General and Administrative expenses (*)
General and administrative expenses	[1]	$ 1,200,526	$ 978,109

[1]	Excluding share-based payments, change in fair value of derivative warrants liabilities, depreciation, inventory obsolescence expenses, finance income and expenses that are included in other segment items